STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SCHEDULE OF STOCK OPTION ACTIVITY
ALTANINE, INC. [Member]
SCHEDULE OF STOCK OPTION ACTIVITY

	Options Outstanding and Exercisable
	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
		(In years)
Options Outstanding as of December 31, 2024	1,549,500	9.4	$0.33
Granted	2,903,574	10	0.68
Exercised	-	-	-
Forfeited - Cancelled	-	-	-
Options Outstanding as of September 30, 2025	4,453,074	9.2	$0.56
Options Exercisable as of September 30, 2025	2,814,959	9.2	$0.56

The following table summarizes the option for the year ended December 31, 2024:

Activity	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	-	-	-	-
Granted	1,549,500	$0.33	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2024	1,549,500	$0.33	9.4	-

Vested at December 31, 2024	1,200,213	$0.33	9.4	-

Exercisable at December 31, 2024	1,200,213	$0.33	9.4	-